UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Satellite Asset Management, L.P.
Address:  10 East 50th Street, 21st Floor
          New York, N.Y. 10022

13 File Number: 8x@ajipb

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian S. Kriftcher
Title:     Chief Operating Officer and Principal
Phone:     (212) 209-2050

Signature, Place and Date of Signing: /S/ BRIAN S. KRIFTCHER
                                      ------------------------------------------
      May 15, 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    521604


--------------------------------------------------------------------------------
     CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING FILED
             SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION
--------------------------------------------------------------------------------

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
  ADECCO SA SPONS ADR            ADRS STOCKS      006754105     1812    20502 SH       SOLE                  20502        0        0
  AERIAL COMMUNICATIONS INC      COMMON STOCK     007655103    13925   245100 SH       SOLE                 245100        0        0
  CBS CORPORATION COM            COMMON STOCK     12490K107    17038   300900 SH       SOLE                 300900        0        0
  DII GROUP INC COM              COMMON STOCK     232949107    15444   136600 SH       SOLE                 136600        0        0
  ETEC SYSTEMS INC COM           COMMON STOCK     26922C103     2494    20000 SH       SOLE                  20000        0        0
  JDS UNIPHASE CORP COM STK      COMMON STOCK     46612J101    96510   800498 SH       SOLE                 800498        0        0
  MICROSOFT CORP COM             COMMON STOCK     594918104    25488   239885 SH       SOLE                 239885        0        0
  MONSANTO CO COM SEE CUSIP 7171 COMMON STOCK     611662107   154531  3000600 SH       SOLE                3000600        0        0
  MOTOROLA INC COM               COMMON STOCK     620076109    34811   244500 SH       SOLE                 244500        0        0
  ORTEL CORP COM                 COMMON STOCK     68749W102    16179    86200 SH       SOLE                  86200        0        0
  PIMCO ADVISOR HLDG L/P         COMMON STOCK     69338P102    49944  1303600 SH       SOLE                1303600        0        0
  TIMES MIRROR CO COM NPV CL A   COMMON STOCK     887364107     1859    20000 SH       SOLE                  20000        0        0
  TRAVELERS PROP CASUALTY CL A C COMMON STOCK     893939108    20625   500000 SH       SOLE                 500000        0        0
  US FOOD SERVICE COM            COMMON STOCK     90331R101     1635    63500 SH       SOLE                  63500        0        0
  VOICESTREAM WIRELESS CORP COM  COMMON STOCK     928615103    69309   538059 SH       SOLE                 538059        0        0
  REPORT SUMMARY                 15 DATA RECORDS              521604        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED